Accounts receivable, net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Credit Loss [Abstract]
Accounts receivable - third parties	$ 3,322,330	$ 2,188,613
Less: allowance for credit losses	(618,524)	(75,931)	$ (302,084)
Total accounts receivable, net	$ 2,703,806	$ 2,112,682